RELATED PARTIES TRANSACTIONS (Details Narrative) - CAD	1 Months Ended
	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Prepaid management fees		CAD 60,648
Related party payble			36,177
Convertible Promissory Notes Payable		680,472	170,776
Unrelated Party [Member]
Disclosure of transactions between related parties [line items]
Prepaid management fees		60,648
Convertible Promissory Notes Payable
Director [Member]
Disclosure of transactions between related parties [line items]
Related party payble			36,177
Repayments of convertible promissory notes	CAD 87,960
Convertible Promissory Notes Payable			89,364
Former officer [Member]
Disclosure of transactions between related parties [line items]
Convertible Promissory Notes Payable		CAD 62,400	CAD 67,135